Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2019-1

Collection Period	12/01/21-12/31/21
Determination Date	1/10/2022
Distribution Date	1/18/2022

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$383,522,925.42
2.	Collections allocable to Principal		$20,306,210.44
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$409,707.46
5.	Pool Balance on the close of the last day of the related Collection Period		$362,807,007.52
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		39,513
7.	Initial Pool Balance		$1,506,024,108.99
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$158,139,792.82	$137,423,874.92
	e. Class A-4 Note Balance	$107,910,000.00	$107,910,000.00
	f. Class B Note Balance	$42,170,000.00	$42,170,000.00
	g. Class C Note Balance	$39,910,000.00	$39,910,000.00
	h. Class D Note Balance	$27,110,000.00	$27,110,000.00
	i. Note Balance (sum a - h)	$375,239,792.82	$354,523,874.92
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.3201859	0.2782423
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.2501599	0.2363492
10.	Overcollateralization Target Amount		$8,283,132.60
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,283,132.60
12.	Weighted Average Coupon		8.84%
13.	Weighted Average Original Term	months	67.46
14.	Weighted Average Remaining Term	months	29.37
15.	1-Month LIBOR for the interest period ending 1/17/2022		0.10975%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 1/17/2022		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$2,911,954.93
	b. Liquidation Proceeds allocable to Finance Charge		$6,717.79
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$2,918,672.72
18.	Principal:
	a. Collections allocable to Principal		$20,306,210.44
	b. Liquidation Proceeds allocable to Principal		$151,718.33
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$20,457,928.77
19.	Total Finance Charge and Principal Collections (17d + 18d)		$23,376,601.49
20.	Interest Income from Collection Account		$418.93
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$23,377,020.42

Available Funds
23.	Available Collections	$23,377,020.42
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$23,377,020.42
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$319,602.44
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$319,602.44
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$401,938.64
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	401,938.64
	q. Class A-4 Monthly Interest	$293,155.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$293,155.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$121,238.75
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$121,238.75
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$124,386.17
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$124,386.17
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$91,270.33
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$91,270.33

36.	Quaternary Principal Distributable Amount	$12,432,785.30
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$13,784,377.13
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,283,132.60
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,918,672.72
	b. Total Daily Deposits of Principal Collections	$20,457,928.77
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$418.93
	e. Total Deposits to Collection Account (sum a - d)	$23,377,020.42
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$319,602.44
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,747,907.29
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,309,510.69
	f. Total Withdrawals from Collection Account (sum a - e)	$23,377,020.42
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$401,938.64
	e. Class A-4 Interest Distribution	$293,155.50
	f. Class B Interest Distribution	$121,238.75
	g. Class C Interest Distribution	$124,386.17
	h. Class D Interest Distribution	$91,270.33
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$20,715,917.90
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$21,747,907.29
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$21,117,856.54
	e. Class A-4 Distribution	$293,155.50
	f. Class B Distribution	$121,238.75
	g. Class C Distribution	$124,386.17
	h. Class D Distribution	$91,270.33
	i. Total Withdrawals from Note Payment Account (sum a - h)	$21,747,907.29

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,309,510.69
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,309,510.69
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,765,060.27
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,765,060.27
51.	Investment Earnings	$77.21
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,765,137.48
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$77.21
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,765,060.27
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$319,602.44
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$21,747,907.29
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,309,510.69
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$77.21
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$21,117,856.54
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$293,155.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$121,238.75
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$124,386.17
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$91,270.33
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,309,510.69

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	999	$12,426,364.89
	b. 61 to 90 days past due	480	$6,081,103.51
	c. 91 to 120 days past due	123	$1,364,919.32
	d. 121 or more days past due	2	$14,660.20
	e. Total Past Due (sum a - d)	1,604	$19,887,047.92
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		5.4814%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	57	$409,707.46
77.	Recoveries	205	$158,436.12
78.	Net Losses (Ln 76 - Ln 77)		$251,271.34
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0655%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	3,063	$43,099,059.06
81.	Recoveries	2,482	$20,341,282.19
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$22,757,776.87
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.5111%
84.	Average Net Loss on Defaulted Receivables		$7,429.90

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$792,220.08
86.	Pool Balance on the close of the last day of the preceding Collection Period		$383,522,925.42
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.21%

Servicer Covenant
88.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$4,524,269,000.00
89.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 10, 2022.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer